SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments	Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Renewable Power and Transition[4]	Infrastructure[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$2,429	n/a	$1,853	$5,737	$6,964	$1,007	$93	$18,083
Revenues paid for management of affiliated assets and other[1]	1,305	n/a	—	1	10	22	40	1,378	i
Segmented revenues	3,734	n/a	1,853	5,738	6,974	1,029	133	19,461
DE	782	391	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	155	188	99	n/a	(121)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	716	n/a	n/a	ii
Common Equity	17,085	11,635	4,204	2,093	2,023	24,501	(19,048)	42,493
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2025, $383 million of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external revenues or revenues paid for management of affiliated assets.
3.Included in the determination of DE for our Asset Management segment are direct costs of $2.0 billion, other income and gains of $nil, and interest expense of $1.1 billion. For the three months ended June 30, 2025, $309 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $580 million, $2.6 billion, $5.0 billion, and $39 million, other income and gains of $nil, $38 million income, $8 million expense, and $nil, and interest expense of $531 million, $865 million, $861 million, and $188 million of our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $759 million.
6.In the second quarter of 2025, we transferred a 4% direct interest in BAM, with a fair value of $3.5 billion, to our wealth solutions business in exchange for non-cash consideration, including additional BWS Class C shares of $2.2 billion and a note. On a combined basis with BWS, we hold a 73% ownership interest in BAM.

AS AT DEC. 31, 2024 AND FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management[3]	Wealth Solutions[2]	Renewable Power and Transition[4]	Infrastructure[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$2,633	n/a	$1,549	$5,246	$12,128	$1,393	$101	$23,050
Revenues paid for management of affiliated assets and other[1]	1,003	n/a	—	(1)	24	10	(40)	996	i
Segmented revenues	3,636	n/a	1,549	5,245	12,152	1,403	61	24,046
DE	696	292	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	139	140	189	n/a	785	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	803	n/a	n/a	ii
Common Equity	17,338	10,872	4,485	2,202	1,879	23,085	(17,987)	41,874
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 73%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2024, $346 million of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external revenues or revenues paid for management of affiliated assets.
3.Included in the determination of DE for our Asset Management segment are direct costs of $2.0 billion, other income and gains of $nil, and interest expense of $1.3 billion. For the three months ended June 30, 2024, $222 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $493 million, $2.9 billion, $10.4 billion, and $30 million, other income and gains of $29 million, $111 million, $104 million, and $nil, and interest expense of $404 million, $825 million, $818 million, and $181 million of our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $908 million.

FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Renewable Power and Transition[4]	Infrastructure[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total	Note
External revenues	$4,413	n/a	$3,699	$11,362	$13,941	$2,471	$141	$36,027
Revenues paid for management of affiliated assets and other[1]	2,693	n/a	3	1	23	40	—	2,760	i
Segmented revenues	7,106	n/a	3,702	11,363	13,964	2,511	141	38,787
DE1	1,662	821	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	296	371	241	n/a	(291)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,508	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2025, $1.1 billion of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external revenues or revenues paid for management of affiliated assets.
3.Included in the determination of DE for our Asset Management segment are direct costs of $3.9 billion, other income and gains of $nil, and interest expense of $2.2 billion. For the three months ended June 30, 2025, $745 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $1.4 billion, $5.7 billion, $9.9 billion, and $68 million, other income and gains of $5 million expense, $416 million income, $206 million income, and $nil, and interest expense of $1.0 billion, $1.8 billion, $1.7 billion, and $367 million of our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $1.9 billion.
6.In the second quarter of 2025, we transferred a 4% direct interest in BAM, with a fair value of $3.5 billion, to our wealth solutions business in exchange for non-cash consideration, including additional BWS Class C shares of $2.2 billion and a note. On a combined basis with BWS, we hold a 73% ownership interest in BAM.

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management[3]	Wealth Solutions[2]	Renewable Power and Transition[4]	Infrastructure[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total	Note
External revenues	$5,170	n/a	$3,084	$10,525	$24,295	$2,721	$162	$45,957
Revenues paid for management of affiliated assets and other[1]	2,472	n/a	—	1	38	19	(83)	2,447	i
Segmented revenues	7,642	n/a	3,084	10,526	24,333	2,740	79	48,404
DE	1,534	565	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	230	282	406	n/a	572	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,630	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 73%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2024, $1.2 billion of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external revenues or revenues paid for management of affiliated assets.
3.Included in the determination of DE for our Asset Management segment are direct costs of $4.2 billion, other income and gains of $nil, and interest expense of $2.5 billion. For the six months ended June 30, 2024, $665 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $1.2 billion, $6.0 billion, $20.7 billion, and $71 million, other income and gains of $29 million expense, $231 million income, $225 million income, and $nil, and interest expense of $831 million, $1.6 billion, $1.7 billion, and $354 million of our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $2.1 billion.

Summary of reconciliation of FFO to net income
The following table reconciles net income to the total of the segments’ measures of profit or loss.

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)		Three Months Ended		Six Months Ended
	Note	2025	2024	2025	2024
Net income/(loss)		$1,055	$(285)	$1,270	$234
Add/(Deduct):
Equity accounted fair value changes and other non-FFO items		1,321	444	2,273	1,073
Fair value changes		(797)	753	27	595
Depreciation and amortization		2,534	2,435	4,989	4,910
Deferred income taxes		(262)	(55)	(421)	(99)
Realized disposition (losses) gains in fair value changes or equity	iii	(177)	1,153	5	1,179
Non-controlling interests on above items		(2,746)	(2,275)	(5,745)	(4,760)
Real Estate segment disposition gains		253	(173)	273	(194)
Real Estate segment adjustments and other, net[1]		1,029	1,047	1,937	2,281
Total segments’ measures of profit or loss[2]		$2,210	$3,044	$4,608	$5,219
1.Primarily comprised of Real Estate segment interest expense and corporate costs, net of investment income and other, net of non-controlling interests, as well as development costs on early stage projects in our Renewable Power and Transition segment.
2.Comprised of DE from our Asset Management and Wealth Solutions segments, FFO from our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, and NOI from our Real Estate segment.

Summary of financial information by geographic regions
The company’s revenues by location are as follows:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
U.S.	$6,532	$6,337	$12,874	$12,720
Canada	2,007	2,475	3,973	4,653
U.K.	1,614	5,558	3,314	11,076
Australia	1,458	1,646	3,027	3,109
Brazil	1,315	1,325	2,492	2,676
India	1,084	860	2,228	1,769
Colombia	602	633	1,277	1,295
Germany	538	543	1,076	1,131
Other Europe	1,678	2,268	3,306	4,613
Other Asia	636	800	1,290	1,664
Other	619	605	1,170	1,251
	$18,083	$23,050	$36,027	$45,957
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	2025	2024
U.S.	$215,805	$210,633
Canada	52,057	48,663
U.K.	37,463	34,657
Australia	28,510	29,281
Brazil	26,203	23,113
India	23,603	27,458
Colombia	16,472	15,643
Germany	12,294	10,967
Other Europe	48,249	47,018
Other Asia	21,444	20,339
Other	23,968	22,652
	$506,068	$490,424